Notes Receivable (Details)		6 Months Ended	12 Months Ended
	Jan. 12, 2017 USD ($)	Jul. 15, 2016 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 18, 2016 USD ($)
Deferred revenue, current			$ 4,497,000	$ 15,256,000
Deferred revenue, noncurrent			3,312,000	4,366,000
Interest income			6,172,000	4,408,000	$ 3,277,000
Net cash proceeds from sale of vessels			5,978,000	76,264,000	113,818,000
Notes receivable, current			4,726,000	4,764,000
Notes receivable, net of current portion - Book Value			$ 7,554,000	11,629,000
Sale of MSC Cristina
Debt Instrument Interest Rate			6.00%
Interest income			$ 424,000	710,000
Gross sale price	$ 126,000,000
Net cash proceeds from sale of vessels	107,250,000
Notes receivable, net	$ 18,750,000
Notes receivable, current			4,688,000
Notes receivable, net of current portion - Book Value			$ 0
Repayment installments			16
Repayment frequency			quarterly
Accrued interest income			$ 38,000	76,000
Hyundai Merchant Marine Co. Ltd.
Deferred revenue, current			1,130,000	12,101,000
Deferred revenue, noncurrent			3,312,000	4,366,000
Trading Securities						$ 40,277,000
Unsecured Notes						$ 6,074,000
Deferred revenue amortization			12,121,000	12,102,000	12,102,000
Notes receivable			7,554,000	6,942,000
Hyundai Merchant Marine Co. Ltd. | Interest Income and Discount Unwinding
Interest income			$ 470,000	$ 420,000	$ 410,000
Hyundai Merchant Marine Co. Ltd. | 5 Containerships | Restructuring Agreement
Charter Revenue		$ 38,461,000
Hyundai Merchant Marine Co. Ltd. | Senior Notes | 5 Containerships | Restructuring Agreement
Trading securities equity number of shares | shares			3,657
Proceeds From Debt			$ 7,692,000
Debt Instrument Interest Rate			3.00%
Maturity Date			Jul. 31, 2024
Hyundai Merchant Marine Co. Ltd. | July 18, 2016 until December 31, 2019 | 5 Containerships | Restructuring Agreement
Charter Revenue			$ 24,400
Effective Date of Arrangements			Jul. 18, 2016
Termination date			Dec. 31, 2019
Hyundai Merchant Marine Co. Ltd. | From January 1, 2020 and thereafter | 5 Containerships | Restructuring Agreement
Charter Revenue			$ 30,500
Effective Date of Arrangements			Jan. 01, 2020